STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.5%			Health Care Providers & Services—4.0%
Consumer Discretionary—18.1%			DaVita, Inc.[1]	85,584 $	4,646,355
Automobiles—0.7%			Laboratory Corp. of America Holdings[1]	38,310	5,860,664
General Motors Co.	226,780 $	8,413,538	UnitedHealth Group, Inc.	164,590	40,696,524
Hotels, Restaurants & Leisure—1.8%					51,203,543
Starbucks Corp.	301,010	22,377,083	Health Care Technology—0.5%
Household Durables—0.5%			Cerner Corp.[1]	101,180	5,788,508
DR Horton, Inc.	154,530	6,394,452	Life Sciences Tools & Services—2.1%
Interactive Media & Services—3.8%			Agilent Technologies, Inc.	327,650	26,336,507
Facebook, Inc. , Cl. A1	289,880	48,320,097	Pharmaceuticals—6.9%
Internet & Catalog Retail—4.8%			AstraZeneca plc, Sponsored ADR	319,080	12,900,404
Amazon. com, Inc.[1]	26,147	46,561,270	Elanco Animal Health, Inc.[1]	817,400	26,214,018
Booking Holdings, Inc.[1]	8,190	14,290,813	Merck & Co. , Inc.	582,940	48,483,120
		60,852,083			87,597,542
Specialty Retail—6.5%			Industrials—9.6%
Best Buy Co. , Inc.	336,730	23,928,034	Aerospace & Defense—2.5%
Lowe's Cos. , Inc.	272,860	29,869,984	Lockheed Martin Corp.	106,250	31,892,000
O'Reilly Automotive, Inc.[1]	44,746	17,374,872	Commercial Services & Supplies—1.8%
Ulta Beauty, Inc.[1]	32,750	11,420,907	Cintas Corp.	38,550	7,791,340
		82,593,797	Republic Services, Inc. , Cl. A	192,670	15,486,815
Consumer Staples—7.0%					23,278,155
Beverages—0.7%			Machinery—1.3%
Constellation Brands, Inc. , Cl. A	48,920	8,577,144	Illinois Tool Works, Inc.	111,870	16,056,701
Household Products—3.5%			Professional Services—0.2%
Church & Dwight Co. , Inc.	234,670	16,715,544	Nielsen Holdings plc	128,780	3,048,223
Procter & Gamble Co. (The)	266,470	27,726,203	Road & Rail—2.4%
		44,441,747	Union Pacific Corp.	178,240	29,801,728
Tobacco—2.8%			Trading Companies & Distributors—1.4%
Philip Morris International, Inc.	407,269	35,998,507	Fastenal Co.	276,560	17,785,573
Energy—4.3%			Information Technology—19.8%
Energy Equipment & Services—0.8%			Communications Equipment—3.0%
Schlumberger Ltd.	248,450	10,824,967	Motorola Solutions, Inc.	273,700	38,432,954
Oil, Gas & Consumable Fuels—3.5%			IT Services—4.2%
Magellan Midstream Partners LP2	228,355	13,845,163	Amdocs Ltd.	276,690	14,971,696
Suncor Energy, Inc.	931,860	30,220,220	DXC Technology Co.	250,220	16,091,648
		44,065,383	First Data Corp. , Cl. A1	252,610	6,636,065
Financials—17.4%			Visa, Inc. , Cl. A	96,640	15,094,201
Capital Markets—3.2%					52,793,610
Intercontinental Exchange, Inc.	240,650	18,323,091	Semiconductors & Semiconductor Equipment—2.4%
S&P Global, Inc.	105,381	22,187,970	Applied Materials, Inc.	441,700	17,517,822
		40,511,061	Texas Instruments, Inc.	118,650	12,585,206
Commercial Banks—5.9%					30,103,028
JPMorgan Chase & Co.	516,520	52,287,320	Software—7.5%
SunTrust Banks, Inc.	279,400	16,554,450	Microsoft Corp.	719,840	84,897,930
SVB Financial Group[1]	27,820	6,186,055	ServiceNow, Inc.[1]	41,600	10,253,984
		75,027,825			95,151,914
Diversified Financial Services—4.1%			Technology Hardware, Storage & Peripherals—2.7%
AXA Equitable Holdings, Inc.	1,235,066	24,874,229	Apple, Inc.	77,706	14,760,255
Berkshire Hathaway, Inc. , Cl. B1	136,000	27,321,040	NetApp, Inc.	175,040	12,137,273
		52,195,269	Western Digital Corp.	145,015	6,969,421
Insurance—1.3%					33,866,949
Progressive Corp. (The)	227,340	16,388,941	Materials—0.7%
Real Estate Investment Trusts (REITs)—2.9%			Chemicals—0.7%
Prologis, Inc.	499,853	35,964,423	Ecolab, Inc.	50,140	8,851,716
Health Care—17.2%			Telecommunication Services—1.9%
Biotechnology—0.9%			Diversified Telecommunication Services—1.9%
Gilead Sciences, Inc.	170,140	11,060,801	Verizon Communications, Inc.	408,215	24,137,753
Health Care Equipment & Supplies—2.8%			Utilities—1.5%
Align Technology, Inc.[1]	20,990	5,968,087	Electric Utilities—1.5%
Boston Scientific Corp.1	363,780	13,961,876	Duke Energy Corp.	205,230	18,470,700
Zimmer Biomet Holdings, Inc.	125,420	16,016,134	Total Common Stocks (Cost $999,251,777)	1,234,550,319
		35,946,097

		1 OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—2.2%
Oppenheimer Institutional Government
Money Market Fund, Cl. E, 2.42%[3,4] (Cost
$27,955,408)	27,955,408	$27,955,408
Total Investments, at Value (Cost
$1,027,207,185)	99.7%	1,262,505,727
Net Other Assets (Liabilities)	0.3	3,866,788
Net Assets	100.0% $ 1,266,372,515

Footnotes to Statement of Investments
1. Non-income producing security.
2. Security is a Master Limited Partnership.
3. Rate shown is the 7-day yield at period end.
4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

		Shares	Gross	Gross	Shares
		December 31, 2018	Additions	Reductions	March 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E		26,902,751	80,172,267	79,119,610	27,955,408
				Realized	Change in Unrealized
		Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E		$27,955,408	$146,024	$—	$—

	2	OPPENHEIMER MAIN STREET FUND/VA

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization
Oppenheimer Main Street Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into
U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or
"NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation
Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.
Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

3 OPPENHEIMER MAIN STREET FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$228,951,050	$—	$—	$228,951,050
Consumer Staples	89,017,398	—	—	89,017,398
Energy	54,890,350	—	—	54,890,350
Financials	220,087,519	—	—	220,087,519
Health Care	217,932,998	—	—	217,932,998
Industrials	121,862,380	—	—	121,862,380
Information Technology	250,348,455	—	—	250,348,455
Materials	8,851,716	—	—	8,851,716
Telecommunication Services	24,137,753	—	—	24,137,753
Utilities	18,470,700	—	—	18,470,700
Investment Company	27,955,408	—	—	27,955,408
Total Assets	$1,262,505,727	$—	$—	$1,262,505,727

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

4. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the
Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government
Money Market Fund ("IGMMF"), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the
Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price

4 OPPENHEIMER MAIN STREET FUND/VA

4. Investments and Risks (Continued)
of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the
U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser
(the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of
Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the
“Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers,
Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.
    As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14,
2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

5 OPPENHEIMER MAIN STREET FUND/VA